Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 13, 2018	Oct. 07, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Nov. 14, 2019
Expenses from transactions with related parties
Other expenses			$ (15)	$ (3)		$ (4)
Total			(412)	(244)		(250)
Income and gains from transactions with related parties
Other revenue			3	2		1
Total			322	303		295
LIABILITIES
Sub-total			531	482
Total			531	580
Amounts due to non-controlling interests, associates and joint ventures			337	135	[1],[2]
Amounts receivable			73	73
Joint ventures where entity is venturer
LIABILITIES
Amounts receivable			23	20
Other related parties
LIABILITIES
Sub-total			0	9
Amounts receivable			4	$ 1
Kinnevik | Principal shareholder
Disclosure of transactions between related parties [line items]
Shareholder ownership percentage				37.00%			37.00%
Miffin | Entities with joint control or significant influence over entity
Expenses from transactions with related parties
Purchases of goods and services			(209)	$ (173)		(181)
Income and gains from transactions with related parties
Sale of goods and services			13	17		18
Guatemala joint ventures | Joint ventures where entity is venturer
LIABILITIES
Sub-total			361	315
Amounts due to non-controlling interests, associates and joint ventures			337
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Sub-total			133	143
EPM | Entities with joint control or significant influence over entity
LIABILITIES
Sub-total			37	14
Amounts receivable			3	5
EPM | Joint ventures where entity is venturer
Expenses from transactions with related parties
Purchases of goods and services			(42)	(40)		(36)
Income and gains from transactions with related parties
Sale of goods and services			306	284		277
Helios Towers Africa Ltd (HTA)
Expenses from transactions with related parties
Lease of towers and related services from HTA			(146)	(28)		$ (28)
LIABILITIES
Finance lease liabilities to tower companies			0	99
Amounts receivable			0	6
Panama
LIABILITIES
Amounts receivable			0	0
Ghana
LIABILITIES
Amounts receivable			$ 43	$ 41
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest			50.00%
Cable Onda S.A
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%	20.00%
Cable Onda S.A | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest			20.00%
Telefonica Moviles Panama | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest			20.00%

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).